Long Term Debt - Total Debt (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument
Total long-term debt	$ 597,939	$ 571,616
Less: Deferred loan issuance costs	3,321	3,806
Total long-term debt, net	594,618	567,810
Less: Current portion of long-term debt	17,354	12,957
Add: Current portion of deferred loan issuance costs	984	1,035
Long-term debt, net	578,248	555,888
(i) Issued in April, 2007 maturing in December, 2019 - $370,000 credit facility (the "2007 credit facility")
Debt Instrument
Total long-term debt	$ 185,975	185,975
Margin	3.00%
(ii) Issued in March, 2008 maturing in December, 2019 - $350,000 credit facility (the "2008 credit facility")
Debt Instrument
Total long-term debt	$ 181,641	181,641
Margin	3.00%
(iii) Issued in June 2011 maturing in March 2018 - $25,000 credit facility - (the "2011 credit facility")
Debt Instrument
Total long-term debt	$ 14,000	14,000
Margin	3.25%
(iv) Issued in September 2013 maturing in December 2020 - (the "2013 credit facility")
Debt Instrument
Total long-term debt	$ 216,323	$ 190,000
Margin	3.50%